Document and Entity Information Document	Oct. 23, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 23, 2019
Entity Registrant Name	WASHINGTON PRIME GROUP INC.
Entity Central Index Key	0001594686
Amendment Flag	false
Entity Incorporation, State or Country Code	IN
Entity File Number	001-36252
Entity Tax Identification Number	46-4323686
Entity Address, Address Line One	180 East Broad Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	614
Local Phone Number	621-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.0001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Security Exchange Name	NYSE
Trading Symbol	WPG
7.5% Series H Cumulative Redeemable Preferred Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	7.5% Series H Cumulative Redeemable Preferred Stock, par value $0.0001 per share
Security Exchange Name	NYSE
Trading Symbol	WPGPRH
6.875% Series I Cumulative Redeemable Preferred Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	6.875% Series I Cumulative Redeemable Preferred Stock, par value $0.0001 per share
Security Exchange Name	NYSE
Trading Symbol	WPGPRI